Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Capital	Reserves and other retained earnings	Effects of merger of companies under common control	Fair value reserve	Cash flow hedge	Income tax effects	Other Equity instruments	Retained earnings of prior years	Income for the year	Provision for mandatory dividends	Non-controlling interest	Total attributable to shareholders of the Bank	Total
Equity at Dec. 31, 2018	$ 891,303	$ 1,925,246	$ (2,224)	$ 5,652	$ 9,803	$ (4,102)		$ (43,114)	$ 595,333	$ (178,600)	$ 46,163		$ 3,245,460
Distribution of income from previous period								595,333	(595,333)			$ (81,992)
Equity	891,303	1,925,246	(2,224)	5,652	9,803	(4,102)		552,219		(178,600)	46,163		3,245,460
Increase/decrease capital and reserves		(37,041)									31,437	(37,041)	(5,604)
Dividends distributions / withdrawals made								(355,141)		178,600		(176,541)	(176,541)
Transfer of retained earnings to reserves		236,761						(236,761)
Provision for mandatory dividends										(185,727)		(185,727)	(185,727)
Subtotal		199,720						(591,902)		(7,127)	31,437	(399,309)	(367,872)
Other comprehensive income				22,483	(50,238)	7,546					(189)	(20,209)	(20,398)
Result of continuous operations									617,392		2,222	617,392	619,614
Result of discontinuous operations									1,699			1,699	1,699
Subtotal				22,483	(50,238)	7,546			619,091		2,033	598,882	600,915
Equity at Dec. 31, 2019	891,303	2,124,966	(2,224)	28,135	(40,435)	3,444		(39,683)	619,091	(185,727)	79,633	3,398,870	3,478,503
Distribution of income from previous period								619,091	(619,091)
Equity	891,303	2,124,966	(2,224)	28,135	(40,435)	3,444		579,408		(185,727)	79,633	3,398,870	3,478,503
Increase/decrease capital and reserves
Dividends distributions / withdrawals made								(331,399)		185,727	(145)	(145,672)	(145,817)
Transfer of retained earnings to reserves		220,838						(220,838)
Provision for mandatory dividends										(164,284)		(164,284)	(164,284)
Subtotal		220,838						(552,237)		21,443	(145)	(309,956)	(310,101)
Other comprehensive income				73,561	(96,330)	6,332					79	(16,437)	(16,358)
Result of continuous operations									517,614		5,116	547,614	552,730
Subtotal				73,561	(96,330)	6,332			547,614		5,195	531,177	536,372
Equity at Dec. 31, 2020	891,303	2,345,804	(2,224)	101,696	(136,765)	9,776		27,171	547,614	(164,284)	84,683	3,620,091	3,704,774
Distribution of income from previous period								547,614	(547,614)
Equity	891,303	2,345,804	(2,224)	101,696	(136,765)	9,776		574,785		(164,284)	84,683	3,620,091	3,704,774
Increase/decrease capital and reserves							598,136					598,136	598,136
Dividends distributions / withdrawals made								(310,468)		164,284		(146,184)	(146,184)
Transfer of retained earnings to reserves		206,979						(206,979)
Provision for mandatory dividends										(252,740)		(252,740)	(252,740)
Subtotal		206,979					598,136	(517,447)		(88,456)		199,212	199,212
Other comprehensive income				(214,689)	(236,816)	122,948					(284)	(328,557)	(328,841)
Result of continuous operations									842,467		9,961	842,467	852,428
Result of discontinuous operations
Subtotal				(214,689)	(236,816)	122,948			842,467		9,677	513,910	523,587
Equity at Dec. 31, 2021	$ 891,303	$ 2,552,783	$ (2,224)	$ (112,993)	$ (373,581)	$ 132,724	$ 598,136	$ 57,338	$ 842,467	$ (252,740)	$ 94,360	$ 4,333,213	$ 4,427,573